Subsequent Events (Details) - USD ($)						5 Months Ended		12 Months Ended
		Aug. 06, 2026	Feb. 07, 2026	Jan. 07, 2026	Dec. 24, 2025	Dec. 31, 2025		Dec. 31, 2025		Jun. 30, 2026	Mar. 13, 2026
Subsequent Event [Line Items]
Number of shares expired			1,500,000
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, issued	[1]					7,665,900	[2]	7,665,900	[2]	7,165,950
Ordinary shares, outstanding	[1]					7,665,900	[2]	7,665,900	[2]	7,165,950
Forfeited shares						999,900
Private Placement [Member]
Subsequent Event [Line Items]
Price per share				$ 10
Sale of units					625,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Gross proceeds				$ 15,000,000
Sale of units				1,500,000
Forfeited shares				499,950
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Forfeited shares						999,900		999,900
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of Initial Share		(10.00%)
Price per share				$ 0.4
Net proceeds				$ 15,000,000
Underwriting discount per unit				$ 0.2
Aggregate paid amount				$ 600,000
Gross proceeds				15,000,000
Number of shares expired			1,500,000
Forfeited shares			499,950
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, issued			7,165,950
Ordinary shares, outstanding			7,165,950
Number of shares expired			1,500,000
Forfeited shares			499,950
Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Aggregate paid amount				$ 300,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Price per share				$ 10
Gross proceeds				$ 300,000
Sale of units				30,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of units				1,500,000
Subsequent Event [Member] | Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, issued			7,165,950
Ordinary shares, outstanding			7,165,950
Subsequent Event [Member] | Mr. O’Neil [Member]
Subsequent Event [Line Items]
Services fee											$ 8,333.33

[1]	The Class B ordinary shares issued and outstanding as of December 31, 2025, includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6). On January 7, 2026, the underwriters purchased an additional 1,500,000 Units pursuant to the partial exercise of the over-allotment option, resulting in 499,950 Class B ordinary shares that were no longer subject to forfeiture. On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired, resulting in the forfeiture of 499,950 Class B ordinary shares.
[2]	This number includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 6).